PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2016
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31,
	2015	2016
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	26,720,083	27,972,606
Furniture, fixtures and office equipment	2,312,815	2,358,500
Software	15,473,639	15,833,639
Motor vehicles	2,277,113	2,401,570
Leasehold improvements	15,514,264	16,118,799

	115,347,127	117,734,327
Less: accumulated depreciation and amortization	(52,626,752)	(60,504,600)

Property and equipment, net	62,720,375	57,229,727

Schedule of allocation of depreciation expense recognized

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB

Cost of revenues	1,774,066	2,218,458	2,923,170
Research and development	727,821	199,886	879,228
Sales and marketing	460,870	464,404	514,458
General and administrative	4,863,051	4,162,029	4,101,778

Total depreciation expense	7,825,808	7,044,777	8,418,634